Loans and Debentures (Long-term loans from banks and others) (Narrative) (Details) $ in Thousands, ₪ in Millions	1 Months Ended			12 Months Ended
	Oct. 31, 2021 ILS (₪)	Oct. 31, 2021 USD ($)	Aug. 31, 2021 USD ($)	Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2019 USD ($)	Jan. 31, 2022 ILS (₪)	Jan. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Oct. 31, 2021 USD ($)	Oct. 31, 2020 ILS (₪)	Mar. 31, 2020 ILS (₪)	Mar. 31, 2020 USD ($)	Jan. 31, 2020 ILS (₪)	Jan. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2019	Jul. 31, 2016 ILS (₪)	Jul. 31, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings							$ 918,305					$ 1,210,114
Early repayment of financing					$ 562,016		130,210		$ 28,235
Issuance expense					4,991		8,556		1,833
Finance income					2,934		14,291		17,679
Finance costs					$ 144,295		51,174		29,946
OPC Rotem Ltd Lenders Consortium (E) [Member]
Disclosure of detailed information about borrowings [line items]
Reserve account													$ 39,000
Borrowings													$ 400,000
Repayment fees		$ 75,000
Early repayment of fees, net of tax		58,000
Yield on early close out of CPI SWAP contract		4,000
Early repayment of financing		291,000
OPC Rotem Ltd Lenders Consortium (E) [Member] | NIS
Disclosure of detailed information about borrowings [line items]
Borrowings | ₪	₪ 1,292
Repayment fees | ₪	244
Early repayment of fees, net of tax | ₪	188
Yield on early close out of CPI SWAP contract | ₪	13
Early repayment of financing | ₪	904
OPC Rotem Ltd Lenders Consortium (E) [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				4.90%								4.90%
OPC Rotem Ltd Lenders Consortium (E) [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				5.40%								5.40%
OPC [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings																$ 16,000
Early repayment of financing		72,000
Investment of shareholders' equity									$ 94,000
OPC [Member] | Hadera Financing Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Guarantee facility												$ 19,000
Used guarantee facility												8,000
Hedge facility												22,000
Working capital facility												$ 10,000
OPC [Member] | NIS
Disclosure of detailed information about borrowings [line items]
Borrowings | ₪															₪ 50
Early repayment of financing | ₪	₪ 226
OPC [Member] | NIS | Hadera Financing Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Guarantee facility | ₪				₪ 60
Used guarantee facility | ₪				26
Hedge facility | ₪				68
Working capital facility | ₪				₪ 30
Veridis [Member]
Disclosure of detailed information about borrowings [line items]
Early repayment of financing		$ 363,000
Veridis [Member] | NIS
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.65%												2.65%
Early repayment of financing | ₪	₪ 1,130
Hadera Financing Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Face amount																						$ 323,000
Corporate guarantees																						10,000
Hadera Financing Agreement [Member] | OPC [Member]
Disclosure of detailed information about borrowings [line items]
Corporate guarantees																						$ 5,000
Hadera Financing Agreement [Member] | NIS
Disclosure of detailed information about borrowings [line items]
Face amount | ₪																					₪ 1,006
Corporate guarantees | ₪																					30
Hadera Financing Agreement [Member] | NIS | OPC [Member]
Disclosure of detailed information about borrowings [line items]
Corporate guarantees | ₪																					₪ 15
Hadera Financing Agreement [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																					2.40%	2.40%
Hadera Financing Agreement [Member] | Bottom of range [member] | CPI linked [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																					3.60%	3.60%
Hadera Financing Agreement [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																					3.90%	3.90%
Hadera Financing Agreement [Member] | Top of range [member] | CPI linked [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																					5.40%	5.40%
OPC Tzomet [Member]
Disclosure of detailed information about borrowings [line items]
Face amount																			$ 441,000
Borrowings, maturity				end of 19 years from the commencement date of the commercial operation or 23 years from the signing date of the Tzomet Financing Agreement (however not later than December 31, 2042)	end of 19 years from the commencement date of the commercial operation or 23 years from the signing date of the Tzomet Financing Agreement (however not later than December 31, 2042)
Borrowings, interest rate				0.95%								0.95%
Amount of withdrew												$ 112,000
OPC Tzomet [Member] | NIS
Disclosure of detailed information about borrowings [line items]
Face amount | ₪								₪ 1,372
Amount of withdrew | ₪				₪ 349
Investment of shareholders' equity | ₪								₪ 293
OPC Tzomet [Member] | NIS | Subsequent Events [Member]
Disclosure of detailed information about borrowings [line items]
Amount of withdrew
Credit Framework Agreement by OPC [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings																		$ 53,000
Credit Framework Agreement by OPC [Member] | NIS
Disclosure of detailed information about borrowings [line items]
Borrowings | ₪				125													₪ 169
Loan from Bank Mizrahi Tafahot Ltd. by OPC [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate															1.25%	1.25%
Credit Framework Agreement with Harel by OPC [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings | ₪														₪ 400
Series C Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings												280,000
Series C Debentures [Member] | NIS
Disclosure of detailed information about borrowings [line items]
Borrowings | ₪				904
Hedge agreement [Member]
Disclosure of detailed information about borrowings [line items]
Increase derivative financial liabilities					$ 13,000		$ 13,000
Deposits held as collateral												$ 11,000
Hedge agreement [Member] | NIS
Disclosure of detailed information about borrowings [line items]
Increase derivative financial liabilities | ₪				42		₪ 43
Deposits held as collateral | ₪				₪ 35
Hedge agreement [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																				1.70%
Hedge agreement [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																				1.76%
Keenan Financing Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities			$ 67,000
Face amount			$ 120,000
Percentage spread on ancillary credit facilities			1.00%
Cash receipts from early repayment of outstanding loan			$ 26,000
Transaction costs for early closing of interest rate hedging transaction			11,000
Finance income			$ 3,000
Percentage of hedging of interest rate			70.00%
Keenan Financing Agreement [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			2.25%	1.00%								1.00%
Keenan Financing Agreement [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			2.75%	1.375%								1.375%
OPC Power [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				7.00%								7.00%
Borrowings												$ 61,000
OPC Power [Member] | Subsequent Events [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings												4,000
OPC owned subsidiary [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings												143,000
OPC owned subsidiary [Member] | Subsequent Events [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings												$ 8,000